UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________________ to ____________________.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________________ to ____________________.

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2012.

Date of Report (Date of earliest event reported):
February 8, 2013

Byrider Finance, LLC ¹
(Exact Name of Registrant as Specified in its Charter)

0001555601
(Commission File Number)	(Central Index Key Number of securitizer)

Indiana (State or Other Jurisdiction of Incorporation or Organization)	35-1860292 (I.R.S. Employer Identification No.)

12802 Hamilton Crossing Boulevard	46032
Carmel, IN (Address of Principal Executive Offices)	(Zip Code)

(317) 249-3000
(Registrant's Telephone Number, Including Area Code)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒2

1
Byrider Finance, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities by the following affiliated non-registrant securitizer:  Byrider Funding, LLC.

2	Byrider Finance, LLC as securitizer, reports no demands made upon relevant trustees prior to December 31, 2012. As a result, the disclosures in this form will not contain investor demands.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Byrider Finance, LLC
(Securitizer)

Date: February 8, 2013	By: /s/William J. Brunner
William J. Brunner
Chief Financial Officer